Prepaid expenses and deposits	12 Months Ended
Oct. 31, 2023
Prepaid expenses and deposits
Prepaid expenses and deposits
9.	Prepaid expenses and deposits

As at October 31	2023	2022
	$	$
Deposits on cannabis retail outlets	1,640	1,417
Prepaid insurance and other	3,847	5,160
Prepayment on inventory	2,656	3,578
Total	8,143	10,155
Less current portion	(4,836)	(7,167)
Long-term	3,307	2,988